Joint Arrangements - Husky - CNOOC Madura Ltd and Duvernay Energy Corporation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Results of Operations
Revenue	$ 49,696	$ 54,277
Expenses	6,336	6,841
Net Earnings (Loss)	3,930	3,142
Balance Sheets
Current assets	9,890	10,434
Current Liabilities	6,314	7,362
Cash and Cash Equivalents	2,740	3,093	$ 2,227
Husky-CNOOC Madura Ltd.
Results of Operations
Revenue	646	736
Expenses	610	605
Net Earnings (Loss)	36	131
Balance Sheets
Current assets	270	441
Non-Current Assets	1,227	1,594
Current Liabilities	82	188
Non-Current Liabilities	868	1,046
Net Assets	547	801
Cash and Cash Equivalents	$ 82	$ 108